SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ARE STATED AT COST LESS ACCUMULATED DEPRECIATION

Property, Plant and Equipment are stated at cost less accumulated depreciation.

	Useful life	Depreciation method
Buildings	8-47 years	Straight-line method
Leasehold improvements	6-27 years	Straight-line method
Vehicles	2 years	Straight-line method
Tool, furniture and fixtures	3-15 years	Straight-line method
Land	Indefinite	-

Property, Plant and Equipment are stated at cost less accumulated depreciation.

	Useful life	Depreciation method
Buildings	6-47 years	Straight-line method
Leasehold improvements	6-18 years	Straight-line method
Vehicles	2 years	Straight-line method
Tool, furniture and fixtures	3-15 years	Straight-line method
Land	Indefinite	-

SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR

For the six months ended September 30, 2024 and 2023, customers accounting for 10% or more of the Group’s total revenue was as follows:

	For the Six Months Ended September 30,
	2024	2023
Customer A	13%		*%

*	Less than 10%

As of September 30, 2024 and March 31, 2024, customers accounting for 10% or more of the Group’s total current outstanding trade notes and accounts receivable were as follows:

	September 30, 2024		March 31, 2024
Customer B	10%		*%
Customer C		*%	27%
Customer D		*%	12%

*	Less than 10%

Suppliers

For the six months ended September 30, 2024 and 2023, suppliers accounted for 10% or more of the Group’s total purchases.

	For the Six Months Ended September 30,
	2024		2023
Supplier A		*%	20%
Supplier B		*%	17%

*	Less than 10%

As of September 30, 2024 and March 31, 2024, suppliers accounted for 10% or more of the Group’s total current outstanding accounts payable – trade were as follows:

	September 30, 2024		March 31, 2024
Supplier C		*%	14%
Supplier D	30%			*%

For the years ended March 31, 2024 and 2023, customers accounting for 10% or more of the Group’s total revenue were as follows:

	For the Years Ended March 31,
	2024	2023
Customer A	*	13%

*	Less than 10%

As of March 31, 2024 and 2023, customers accounting for 10% or more of the Group’s total current outstanding trade notes and accounts receivable were as follows:

	March 31, 2024	March 31, 2023
Customer B	27%	22%
Customer C	12%	*

*	Less than 10%

Suppliers

For the years ended March 31, 2024 and 2023, suppliers accounted for 10% or more of the Group’s total purchases.

	For the Years Ended March 31,
	2024	2023
Supplier A	*	25%

*	Less than 10%

As of March 31, 2024 and 2023, suppliers accounted for 10% or more of the Group’s total current outstanding accounts payable – trade were as follows:

	March 31, 2024	March 31, 2023
Supplier B	14%	*